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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Australia: 4.1%
3,059,344		Insurance Australia Group	$9,272,435	1.0
3,108,689		Telstra Corp., Ltd.	10,214,188	1.0
296,886		Wesfarmers Ltd.	9,532,553	1.0
1,251,550		Westfield Group	10,809,530	1.1
			39,828,706	4.1
		Brazil: 1.0%
398,900		Petroleo Brasileiro SA ADR	10,000,423	1.0
		Canada: 3.1%
361,902		Enerplus Corp.	9,481,832	1.0
500,228		Shaw Communications, Inc. - Class B	10,333,648	1.1
237,664		TransCanada Corp.	9,991,698	1.0
			29,807,178	3.1
		Denmark: 0.3%
98,961		D/S Norden	2,627,017	0.3
		France: 8.5%
620,070		AXA S.A.	8,978,433	0.9
222,168		BNP Paribas	8,844,121	0.9
263,284		Capgemini S.A.	9,999,581	1.1
216,629		Cie de Saint-Gobain	9,185,745	1.0
355,750		Gaz de France	9,973,797	1.1
140,458		Sanofi-Aventis	9,824,525	1.0
192,998		Total S.A.	9,957,313	1.0
327,091		Vinci S.A.	14,622,976	1.5
			81,386,491	8.5
		Germany: 6.2%
157,646		Bayer AG	10,373,341	1.1
197,249		DaimlerChrysler AG	8,973,548	0.9
662,872		Deutsche Post AG	10,019,625	1.0
416,803		E.ON AG	10,317,463	1.1
216,629		Metro AG	10,689,876	1.1
74,884		Muenchener Rueckversicherungs AG	9,463,823	1.0
			59,837,676	6.2
		Hong Kong: 1.7%
339,404		China Mobile Ltd. ADR	16,858,197	1.7
		Italy: 0.5%
330,236		Altantia S.p.A.	5,089,229	0.5
		Japan: 8.6%
219,100		Canon, Inc.	9,829,312	1.0
513,600		Daiichi Sankyo Co., Ltd.	9,261,006	1.0
1,700,300		JX Holdings, Inc.	10,813,264	1.1
2,286,800		Mitsubishi UFJ Financial Group, Inc.	10,016,224	1.0
677,200		Mitsui & Co., Ltd.	10,684,785	1.1
9,062		NTT DoCoMo, Inc.	16,017,500	1.7
569,600		Sumitomo Mitsui Financial Group, Inc.	15,843,241	1.7
			82,465,332	8.6
		Luxembourg: 0.9%
485,577		ArcelorMittal	9,144,569	0.9
		Netherlands: 5.2%
190,978		Akzo Nobel NV	9,664,156	1.0
768,557		Koninklijke KPN NV	9,406,454	1.0
455,605		Royal Dutch Shell PLC	15,913,668	1.7
483,486		Koninklijke Philips Electronics NV	9,835,281	1.0
1,422,214		TNT NV	4,947,490	0.5
			49,767,049	5.2
		Portugal: 1.1%
3,193,969		Energias de Portugal S.A.	10,236,941	1.1
		Singapore: 2.1%
1,029,500		DBS Group Holdings Ltd.	10,237,821	1.1
3,987,000		Singapore Telecommunications Ltd.	9,718,216	1.0
			19,956,037	2.1
		Spain: 1.0%
611,497		Abertis Infraestructuras S.A.	9,766,521	1.0
		Sweden: 1.1%
967,802		Telefonaktiebolaget LM Ericsson	10,324,717	1.1
		Switzerland: 5.3%
173,222	@	Credit Suisse Group	4,180,811	0.4
178,773		Novartis AG	9,654,501	1.0
61,292		Roche Holding AG - Genusschein	9,749,981	1.0
282,500		Transocean Ltd.	12,105,125	1.3
69,629	@	Zurich Financial Services AG	15,334,976	1.6
			51,025,394	5.3
		Taiwan: 2.5%
442,000		HTC Corp.	7,276,831	0.8
1,279,158		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,526,722	1.7
			23,803,553	2.5
		United Kingdom: 7.8%
3,341,312		BT Group PLC	9,998,595	1.1
1,153,424		HSBC Holdings PLC	8,997,218	0.9
442,217		Imperial Tobacco Group PLC	15,909,624	1.7
918,861		Land Securities Group PLC	9,936,689	1.0
970,658		Prudential PLC	9,553,811	1.0
1,293,454		Reed Elsevier PLC	10,756,832	1.1
467,635		Scottish & Southern Energy PLC	9,683,193	1.0
			74,835,962	7.8

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: 36.6%
299,614		Abbott Laboratories	$16,343,944	1.7
256,827		American Electric Power Co., Inc.	10,190,895	1.1
326,548		Arthur J. Gallagher & Co.	10,116,457	1.1
550,790		AT&T, Inc.	15,961,894	1.7
511,000		Bristol-Myers Squibb Co.	16,719,920	1.7
457,800		CenturyTel, Inc.	17,176,656	1.8
398,335		ConAgra Foods, Inc.	10,061,942	1.0
102,900		Cullen/Frost Bankers, Inc.	5,203,653	0.5
361,900		Dow Chemical Co.	10,028,249	1.0
271,500		Eli Lilly & Co.	10,276,275	1.1
363,698		Exelon Corp.	16,115,458	1.7
966,000		General Electric Co.	15,369,060	1.6
411,160		Intel Corp.	10,241,996	1.1
250,700		Johnson & Johnson	16,225,304	1.7
464,400		JPMorgan Chase & Co.	14,382,468	1.5
144,741		Kimberly-Clark Corp.	10,344,639	1.1
458,871		Kraft Foods, Inc.	16,588,187	1.7
385,642		Maxim Integrated Products	9,891,717	1.0
267,000		Nucor Corp.	10,527,810	1.1
791,300		People’s United Financial, Inc.	9,851,685	1.0
256,400		PepsiCo, Inc.	16,409,600	1.7
838,158		Pfizer, Inc.	16,821,831	1.7
495,092		Pitney Bowes, Inc.	9,223,564	1.0
549,637		PPL Corp.	16,500,103	1.7
260,798		Reynolds American, Inc.	10,917,004	1.1
352,420		Spectra Energy Corp.	10,368,197	1.1
351,900		UGI Corp.	10,542,924	1.1
306,376		Waste Management, Inc.	9,589,569	1.0
			351,991,001	36.6
		Total Common Stock
		(Cost $944,494,856)	938,751,993	97.6

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
16,250,000	@	Call on USD/JPY, Strike @ 80.000, Exp. 02/21/12 Counterparty: Deutsche Bank AG	$123,765	0.0
15,000,000	@	Call on USD/JPY, Strike @ 80.000, Exp. 12/20/11 Counterparty: Barclays Bank PLC	23,658	0.0
18,000,000	@	Call on USD/JPY, Strike @ 80.300, Exp. 01/20/12 Counterparty: Goldman Sachs & Co.	70,408	0.0
26,000,000	@	Put on EUR/USD, Strike @ 1.271, Exp. 12/20/11 Counterparty: Goldman Sachs & Co.	46,430	0.0
24,000,000	@	Put on EUR/USD, Strike @ 1.255, Exp. 02/21/12 Counterparty: Goldman Sachs & Co.	247,697	0.1
30,000,000	@	Put on EUR/USD, Strike @ 1.275, Exp. 01/20/12 Counterparty: Barclays Bank PLC	230,397	0.0
18,000,000	@	Put on GBP/USD, Strike @ 1.484, Exp. 12/20/11 Counterparty: Barclays Bank PLC	11,272	0.0
18,000,000	@	Put on GBP/USD, Strike @ 1.482, Exp. 02/21/12 Counterparty: Goldman Sachs & Co.	121,988	0.0
17,500,000	@	Put on GBP/USD, Strike @ 1.494, Exp. 01/20/12 Counterparty: Barclays Bank PLC	72,790	0.0
			948,405	0.1
		Options on Indices: 0.0%
40,000	@	Call on S&P 500® Index, Strike @ 1,048.580, Exp. 12/16/11 Counterparty: Royal Bank of Scotland	25,398	0.0
4,500	@	Put on Dow Jones Euro Stoxx 50 Index, Strike @ 1,848.510, Exp. 12/16/11 Counterparty: Morgan Stanley	10,083	0.0
1,100	@	Put on FTSE 100 Index, Strike @ 4,688.440, Exp. 12/16/11 Counterparty: Morgan Stanley	3,619	0.0
70,000	@	Put on Nikkei 225 Index, Strike @ 7,721.835, Exp. 12/16/11 Counterparty: Morgan Stanley	26,577	0.0
			65,677	0.0
		Total Purchased Options
		(Cost $3,656,199)	1,014,082	0.1
		Total Investments in Securities (Cost $948,151,055)	$939,766,075	97.7
		Assets in Excess of Other Liabilities	21,824,331	2.3
		Net Assets	$961,590,406	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $974,785,234.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$57,836,758
		Gross Unrealized Depreciation	(92,855,917)
		Net Unrealized depreciation	$(35,019,159)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	3.1%
Consumer Staples	10.4
Energy	9.2
Financials	17.7
Health Care	13.0
Industrials	11.5
Information Technology	7.8
Materials	4.0
Options on Currencies	0.1
Options on Indices	0.0
Telecommunications	11.0
Utilities	9.9
Assets in Excess of Other Liabilities	2.3
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$39,828,706	$—	$39,828,706
Brazil	10,000,423	—	—	10,000,423
Canada	29,807,178	—	—	29,807,178
Denmark	—	2,627,017	—	2,627,017
France	—	81,386,491	—	81,386,491
Germany	—	59,837,676	—	59,837,676
Hong Kong	16,858,197	—	—	16,858,197
Italy	—	5,089,229	—	5,089,229
Japan	—	82,465,332	—	82,465,332
Luxembourg	—	9,144,569	—	9,144,569
Netherlands	—	49,767,049	—	49,767,049
Portugal	—	10,236,941	—	10,236,941
Singapore	—	19,956,037	—	19,956,037
Spain	—	9,766,521	—	9,766,521
Sweden	—	10,324,717	—	10,324,717
Switzerland	12,105,125	38,920,269	—	51,025,394
Taiwan	16,526,722	7,276,831	—	23,803,553
United Kingdom	—	74,835,962	—	74,835,962
United States	351,991,001	—	—	351,991,001
Total Common Stock	437,288,646	501,463,347	—	938,751,993
Purchased Options	—	1,014,082	—	1,014,082
Total Investments, at value	$437,288,646	$502,477,429	$—	$939,766,075
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(12,389,269)	$—	$(12,389,269)
Total Liabilities	$—	$(12,389,269)	$—	$(12,389,269)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended November 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

ING Global Equity Dividend and Premium Opportunity Fund Written OTC Options on November 30, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
10,300	Deutsche Bank AG	Call on Dow Jones Euro Stoxx 50 Index	2,263.740	EUR	01/06/12	$1,388,626	$(1,895,982)
10,500	Morgan Stanley	Call on Dow Jones Euro Stoxx 50 Index	2,337.250	EUR	12/02/11	1,503,523	(283,082)
9,900	Morgan Stanley	Call on Dow Jones Euro Stoxx 50 Index	2,464.150	EUR	12/16/11	1,331,382	(221,627)
2,500	Morgan Stanley	Call on FTSE 100 Index	5,394.170	GBP	01/06/12	731,310	(885,345)
2,600	Morgan Stanley	Call on FTSE 100 Index	5,467.650	GBP	12/02/11	766,866	(239,744)
2,600	Royal Bank of Scotland	Call on FTSE 100 Index	5,679.840	GBP	12/16/11	663,081	(155,182)
183,600	Deutsche Bank AG	Call on Nikkei 225 Index	8,445.260	JPY	01/06/12	623,068	(535,948)
191,100	Morgan Stanley	Call on Nikkei 225 Index	9,051.060	JPY	12/16/11	607,948	(20,896)
192,200	Nomura Group	Call on Nikkei 225 Index	8,706.040	JPY	12/02/11	696,675	(1,785)
94,400	Morgan Stanley	Call on S&P 500® Index	1,217.380	USD	01/06/12	4,447,184	(5,301,507)
96,600	Morgan Stanley	Call on S&P 500® Index	1,239.900	USD	12/02/11	4,101,636	(1,455,284)
95,900	UBS Warburg LLC	Call on S&P 500® Index	1,289.440	USD	12/16/11	3,503,218	(722,195)
Options on Currencies
30,000,000	Barclays Bank PLC	Call on EUR/USD	1.441	USD	01/20/12	321,000	(62,198)
24,000,000	Goldman Sachs & Co.	Call on EUR/USD	1.410	USD	02/21/12	504,000	(253,073)
26,000,000	Goldman Sachs & Co.	Call on EUR/USD	1.427	USD	12/20/11	325,000	(15,447)
18,000,000	Barclays Bank PLC	Call on GBP/USD	1.630	USD	12/20/11	153,000	(11,446)
17,500,000	Barclays Bank PLC	Call on GBP/USD	1.630	USD	01/20/12	140,000	(52,961)
18,000,000	Goldman Sachs & Co.	Call on GBP/USD	1.610	USD	02/21/12	153,000	(176,849)
15,000,000	Barclays Bank PLC	Put on USD/JPY	72.100	USD	12/20/11	105,000	(1,946)
16,250,000	Deutsche Bank AG	Put on USD/JPY	72.750	USD	02/21/12	81,250	(63,213)
18,000,000	Goldman Sachs & Co.	Put on USD/JPY	73.070	USD	01/20/12	104,400	(33,559)
			Total Written OTC Options			$22,251,167	$(12,389,269)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of November 30, 2011:

Derivatives Fair Value*
Equity contracts	$(10,770,172)
Foreign exchange contracts	(605,015)
Total	$(11,375,187)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2012